Related Party Agreements and Transactions (Summary of Related Party Costs Added to Property, Plant and Equipment) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
MPC [Member] | Asset under construction [Member]
Property, Plant and Equipment [Line Items]
Costs added to property, plant and equipment	$ 47	$ 16	$ 8